REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS	12 Months Ended
Sep. 30, 2011
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS

6.                      REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS

Real estate acquired in settlement of loans at September 30, 2011 and 2010 is summarized as follows:

	2011	2010

Residential real estate	$3,231,813	$3,857,898
Commercial real estate	18,001,801	12,693,514
	21,233,614	16,551,412
Less allowance for losses	(2,515,800)	(1,651,100)
Total	$18,717,814	$14,900,312

Activity in the allowance for losses on real estate acquired in settlement of loans for the years ended

September 30, 2011, 2010 and 2009 is summarized as follows:

	2011	2010	2009

Balance, beginning of year	$1,651,100	$274,076	$417,773
Provision charged to non-interest expense	2,118,500	2,181,900	758,602
Charge-offs	(1,253,800)	(804,876)	(902,299)
Balance, end of year	$2,515,800	$1,651,100	$274,076